Lease Accounting - Impact of ASC 842 on Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Other noncurrent assets	$ 12,967	$ 7,659	$ 3,857
Other current liabilities	2,552	790
Other noncurrent liabilities	5,679	$ 902
ASC-842
Lessee, Lease, Description [Line Items]
Other noncurrent assets	6,068
Other current liabilities	1,813
Other noncurrent liabilities	5,326
ASC-840
Lessee, Lease, Description [Line Items]
Other noncurrent liabilities	1,071
Increase (Decrease)
Lessee, Lease, Description [Line Items]
Other noncurrent assets	6,068
Other current liabilities	1,813
Other noncurrent liabilities	$ 4,255